Revenue from contract with customers - Summary of Changes in Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Air traffic liability
Disclosure of changes in contact liabilities [line items]
Balance at beginning of year	$ 611,856	$ 651,805
Sales	3,843,468	3,722,763
Revenue recognition	(3,083,778)	(3,076,635)
Tax recognition	(587,551)	(547,206)
Reimbursements	(119,844)	(84,033)
Interline tickets	(35,485)	(52,675)
Other	(6,771)	(2,163)
Balance at end of year	621,895	611,856
Frequent flyer liability
Disclosure of changes in contact liabilities [line items]
Balance at beginning of year	124,816	111,526
Deferred of revenue	79,892	65,887
Revenue recognition	(72,643)	(52,597)
Balance at end of year	132,065	124,816
Current	59,449	55,062
Non-current	$ 72,616	$ 69,754